UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08464

High Income Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2007

Item 1. Schedule of Investments

High Income Portfolio                                                                                                                      as of January 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior, Floating Rate Interests — 5.2%

Security	Principal Amount	Value
Broadcasting — 0.8%
Hit Entertainment Inc., Term Loan, 10.83%, Maturing 2/5/13 (1)	$9,180,000	$9,303,361
		$9,303,361
Building Materials — 0.1%
Ply Gem Industries, Term Loan, 11.12%, Maturing 10/31/11	$950,000	$961,579
		$961,579
Diversified Media — 1.4%
Nielsen Finance, LLC, Term Loan, 8.19%, Maturing 8/9/13	$15,960,000	$16,105,093
		$16,105,093
Energy — 0.6%
Riata Energy, Inc., Term Loan, 11.00%, Maturing 11/16/07	$6,210,000	$6,272,100
		$6,272,100
Gaming — 0.8%
BLB Worldwide Holdings, Term Loan, 9.70%, Maturing 6/30/12	$5,410,000	$5,491,150
M Holdings, Term Loan, 8.86%, Maturing 12/13/08	3,050,000	3,050,000
		$8,541,150
Healthcare — 0.9%
HCA Inc., Term Loan, 2.75%, Maturing 11/18/13	$9,340,000	$9,435,660
		$9,435,660
Publishing & Printing — 0.4%
Houghton Mifflin, Inc., Term Loan, 11.07%, Maturing 12/21/07	$4,640,000	$4,677,700
		$4,677,700
Services — 0.2%
Rental Services Corp., Term Loan, 8.85%, Maturing 12/2/13	$2,330,000	$2,374,780
		$2,374,780
Total Senior, Floating Rate Interests (identified cost $57,039,831)		$57,671,423

Corporate Bonds & Notes — 87.2%

Security	Principal Amount (000’s omitted)	Value
Aerospace — 0.7%
Alion Science and Technologies Corp., 10.25%, 2/1/15 (2)	$3,225	$3,265,312
Argo Tech Corp., Sr. Notes, 9.25%, 6/1/11	2,015	2,191,312
Bombardier, Inc., 8.00%, 11/15/14 (2)	1,510	1,566,625
DRS Technologies, Inc., Sr. Sub. Notes, 7.625%, 2/1/18	935	956,037
		$7,979,286

Air Transportation — 0.1%
Continental Airlines, 7.033%, 6/15/11	$1,508	$1,509,091
		$1,509,091
Automotive & Auto Parts — 6.2%
Altra Industrial Motion, Inc., 9.00%, 12/1/11	$2,675	$2,775,312
Commercial Vehicle Group, Inc., Sr. Notes, 8.00%, 7/1/13	1,230	1,214,625
Ford Motor Credit Co., 6.625%, 6/16/08	2,270	2,269,471
Ford Motor Credit Co., 7.375%, 10/28/09	9,280	9,344,496
Ford Motor Credit Co., 7.875%, 6/15/10	4,405	4,472,938
Ford Motor Credit Co., Sr. Notes, 9.875%, 8/10/11	190	203,616
Ford Motor Credit Co., Sr. Notes, Variable Rate, 8.11%, 1/13/12	5,400	5,428,771
Ford Motor Credit Co., Variable Rate, 8.371%, 11/2/07	11,690	11,861,364
General Motors Acceptance Corp., 5.125%, 5/9/08	2,325	2,295,245
General Motors Acceptance Corp., 5.85%, 1/14/09	1,140	1,134,090
General Motors Acceptance Corp., 7.00%, 2/1/12	470	479,994
General Motors Acceptance Corp., 8.00%, 11/1/31	12,375	13,969,370
GoodYear Tire and Rubber Co., Sr. Notes, 8.625%, 12/1/11 (2)	1,505	1,591,537
GoodYear Tire and Rubber Co., Sr. Notes, Variable Rate, 9.14%, 12/1/09 (2)	2,150	2,176,875
Tenneco Automotive, Inc., Series B, 10.25%, 7/15/13	4,960	5,449,800
TRW Automotive, Inc., Sr. Sub. Notes, 11.00%, 2/15/13	2,142	2,356,200
United Components, Inc., Sr. Sub. Notes, 9.375%, 6/15/13	1,670	1,736,800
Venture Holding Trust, Sr. Notes, 9.50%, 2/1/07 (3)	3,811	19,055
		$68,779,559
Broadcasting — 1.7%
Rainbow National Services, LLC, Sr. Notes, 8.75%, 9/1/12 (2)	$2,200	$2,354,000
Rainbow National Services, LLC, Sr. Sub. Debs., 10.375%, 9/1/14 (2)	7,400	8,362,000
Sinclair Broadcast, 4.875%, 7/15/18	1,275	1,192,125
Sirius Satellite Radio, Sr. Notes, 9.625%, 8/1/13	6,720	6,720,000
		$18,628,125
Building Materials — 2.4%
General Cable Corp., Sr. Notes, 9.50%, 11/15/10	$2,745	$2,909,700
Goodman Global Holdings, Inc., Sr. Notes, Variable Rate, 8.36%, 6/15/12	3,749	3,805,235
Interface, Inc., Sr. Sub. Notes, 9.50%, 2/1/14	745	797,150
Interline Brands, Inc., Sr. Sub. Notes, 8.125%, 6/15/14	1,555	1,597,762
Nortek, Inc., Sr. Sub. Notes, 8.50%, 9/1/14	10,710	10,683,225
NTK Holdings, Inc., Sr. Disc. Notes, 10.75%, (0% until 2009), 3/1/14	3,925	2,904,500
Panolam Industries International, Sr. Sub. Notes, 10.75%, 10/1/13 (2)	4,255	4,531,575
		$27,229,147

Cable/Satellite TV — 4.5%
Adelphia Communications, Sr. Notes, 10.25%, 11/1/07 (3)	$3,555	$3,608,325
Adelphia Communications, Sr. Notes, Series B, 9.25%, 10/1/32 (3)	7,585	7,698,775
Cablevision Systems Corp., Sr. Notes, Series B, Variable Rate, 9.87%, 4/1/09	4,810	5,122,650
CCH I, LLC/CCH I Capital Co., 11.00%, 10/1/15	3,455	3,584,562
CCO Holdings, LLC / CCO Capital Corp., Sr. Notes, 8.75%, 11/15/13	5,240	5,423,400
CSC Holdings, Inc., Series B, 8.125%, 8/15/09	1,505	1,567,081
CSC Holdings, Inc., Sr. Notes, 7.875%, 12/15/07	15	15,244
CSC Holdings, Inc., Sr. Notes, 8.125%, 7/15/09	245	255,106
CSC Holdings, Inc., Sr. Notes, Series B, 7.625%, 4/1/11	205	212,175
Insight Communications, Sr. Disc. Notes, 12.25%, 2/15/11	16,840	17,618,850
Kabel Deutschland GMBH, 10.625%, 7/1/14	3,065	3,436,631
National Cable, PLC, 8.75%, 4/15/14	1,570	1,636,725
		$50,179,524
Capital Goods — 2.7%
Amsted Industries, Inc., Sr. Notes, 10.25%, 10/15/11 (2)	$7,765	$8,357,081
Case New Holland, Inc., Sr. Notes, 7.125%, 3/1/14	710	731,300
Case New Holland, Inc., Sr. Notes, 9.25%, 8/1/11	5,575	5,937,375
Chart Industries, Inc., Sr. Sub. Notes, 9.125%, 10/15/15 (2)	2,370	2,524,050
Esco Corp., Sr. Notes, 8.625%, 12/15/13 (2)	1,720	1,780,200
Esco Corp., Sr. Notes, Variable Rate, 9.235%, 12/15/13 (2)	1,720	1,767,300
Manitowoc Co., Inc. (The), 10.50%, 8/1/12	589	632,439
Mueller Group, Inc., Sr. Sub. Notes, 10.00%, 5/1/12	1,745	1,893,325
Mueller Holdings, Inc., 14.75%, (0.00% until 2009), 4/15/14	2,643	2,418,345
RBS Global and Rexnord Corp., 9.50%, 8/1/14	2,105	2,168,150
Titan International, Inc., Sr. Notes, 8.00%, 1/15/12 (2)	1,705	1,722,050
		$29,931,615
Chemicals — 3.2%
BCP Crystal Holdings Corp., Sr. Sub. Notes, 9.625%, 6/15/14	$3,783	$4,199,130
Crystal US Holdings / US Holdings 3, LLC, Sr. Disc. Notes, Series B, 10.50%, (0.00% until 2009) 10/1/14	3,465	3,031,875
Equistar Chemical, Sr. Notes, 10.625%, 5/1/11	5,205	5,543,325
Koppers, Inc., 9.875%, 10/15/13	41	44,690
Lyondell Chemical Co., 11.125%, 7/15/12	1,170	1,265,062
Mosaic Co., Sr. Notes, 7.375%, 12/1/14 (2)	1,505	1,531,337
Mosaic Co., Sr. Notes, 7.625%, 12/1/16 (2)	1,505	1,546,387
Nova Chemicals Corp., Sr. Notes, Variable Rate, 8.502%, 11/15/13	2,325	2,325,000
OM Group, Inc., 9.25%, 12/15/11	10,260	10,708,875
Reichhold Industries, Inc., Sr. Notes, 9.00%, 8/15/14 (2)	4,650	4,777,875
Rockwood Specialties Group, Sr. Sub. Notes, 10.625%, 5/15/11	300	320,625
		$35,294,181

Consumer Products — 0.6%
Amscan Holdings, Inc., Sr. Sub. Notes, 8.75%, 5/1/14	$2,975	$2,930,375
Jafra Cosmetics/Distribution, Sr. Sub. Notes, 10.75%, 5/15/11	1,260	1,348,200
Nutro Products, Inc., Sr. Notes, Variable Rate, 9.40%, 10/15/13 (2)	915	949,312
Steinway Musical Instruments, Sr. Notes, 7.00%, 3/1/14 (2)	1,855	1,836,450
		$7,064,337
Containers — 1.4%
Berry Plastics Holding Corp., 8.875%, 9/15/14 (2)	$4,740	$4,917,750
Berry Plastics Holding Corp., Variable Rate, 9.235%, 9/15/14 (2)	1,310	1,352,575
Intertape Polymer US, Inc., Sr. Sub. Notes, 8.50%, 8/1/14	3,855	3,546,600
Pliant Corp. (PIK), 11.85%, 6/15/09 (4)	5,417	5,944,744
		$15,761,669
Div. Financial Services — 0.5%
Residential Capital Corp., Sub. Notes, Variable Rate, 7.19%, 4/17/09 (2)	$5,710	$5,733,177
		$5,733,177
Diversified Media — 3.5%
Advanstar Communications, Inc., 10.75%, 8/15/10	$8,960	$9,676,800
Affinion Group, Inc., 10.125%, 10/15/13	1,125	1,215,000
Affinion Group, Inc., 11.50%, 10/15/15	1,580	1,706,400
CanWest Media, Inc., 8.00%, 9/15/12	19,508	20,336,932
Lamar Media Corp., Sr. Sub. Notes, 6.625%, 8/15/15	1,535	1,519,650
LBI Media, Inc., 10.125%, 7/15/12	2,020	2,153,825
LBI Media, Inc., Sr. Disc. Notes, 11.00%, (0.00% until 2008), 10/15/13	2,760	2,390,850
		$38,999,457
Energy — 7.3%
Allis-Chalmers Energy, Inc., 9.00%, 1/15/14	$5,210	$5,314,200
Allis-Chalmers Energy, Inc., Sr. Notes, 8.50%, 3/1/17 (2)	1,050	1,055,250
Chaparral Energy, Inc., Sr. Notes, 8.875%, 2/1/17 (2)	3,215	3,223,037
Clayton Williams Energy, Inc., 7.75%, 8/1/13	1,450	1,355,750
Compton Pet Finance Corp., 7.625%, 12/1/13	2,545	2,443,200
Copano Energy, LLC, Sr. Notes, 8.125%, 3/1/16	805	833,175
El Paso Corp., Sr. Notes, 9.625%, 5/15/12	2,880	3,276,000
El Paso Production Holding Co., 7.75%, 6/1/13	630	655,200
Encore Acquisition Co., Sr. Sub. Notes, 7.25%, 12/1/17	1,870	1,785,850
Giant Industries, 8.00%, 5/15/14	2,845	3,069,044
Inergy L.P. / Finance, Sr. Notes, 6.875%, 12/15/14	4,700	4,570,750
Northwest Pipeline Corp., 8.125%, 3/1/10	825	860,062
Ocean Rig Norway AS, Sr. Notes, 8.375%, 7/1/13 (2)	2,745	2,923,425
Opti Cananda, Inc., 8.25%, 12/15/14 (2)	4,275	4,488,750
Parker Drilling Co., Sr. Notes, 9.625%, 10/1/13	665	729,006
Petrobras International Finance Co., 7.75%, 9/15/14	670	740,350

Petrohawk Energy Corp., 9.125%, 7/15/13	$9,200	$9,568,000
Premcor Refining Group, Sr. Notes, 9.50%, 2/1/13	5,035	5,420,198
Quicksilver Resources, Inc., 7.125%, 4/1/16	2,445	2,389,987
Ram Energy, Inc., Sr. Notes, 11.50%, 2/15/08 (4)	4,602	4,774,575
Semgroup L.P., Sr. Notes, 8.75%, 11/15/15 (2)	6,330	6,377,475
SESI, LLC, 6.875%, 6/1/14	700	689,500
Southern Natural Gas, 8.875%, 3/15/10	1,200	1,263,169
Stewart & Stevenson, LLC, Sr. Notes, 10.00%, 7/15/14 (2)	3,580	3,741,100
United Refining Co., Sr. Notes, 10.50%, 8/15/12	6,380	6,635,200
Verasun Energy Corp., 9.875%, 12/15/12	3,555	3,732,750
		$81,915,003
Entertainment/Film — 1.3%
AMC Entertainment, Inc., Sr. Sub. Notes, 9.875%, 2/1/12	$5,070	$5,355,187
AMC Entertainment, Inc., Variable Rate, 9.624%, 8/15/10	695	721,062
Marquee Holdings, Inc., Sr. Disc. Notes, 12.00%, (0.00% until 2009) 8/15/14	9,605	8,212,275
		$14,288,524
Environmental — 0.5%
Waste Services, Inc., Sr. Sub. Notes, 9.50%, 4/15/14	$5,390	$5,632,550
		$5,632,550
Food & Drug Retail — 1.4%
Rite Aid Corp., 6.125%, 12/15/08 (2)	$11,830	$11,815,212
Rite Aid Corp., 8.125%, 5/1/10	3,495	3,591,112
		$15,406,324
Food/Beverage/Tobacco — 1.4%
ASG Consolidated, LLC / ASG Finance, Inc., Sr. Disc. Notes, 11.50%, (0.00% until 2008) 11/1/11	$6,270	$5,674,350
Pierre Foods, Inc., Sr. Sub. Notes, 9.875%, 7/15/12	3,900	4,046,250
Pinnacle Foods Holdings Corp., Sr. Sub. Notes, 8.25%, 12/1/13	5,945	6,108,487
		$15,829,087
Gaming — 7.2%
Buffalo Thunder Development Authority, 9.375%, 12/15/14 (2)	$4,410	$4,503,712
CCM Merger, Inc., 8.00%, 8/1/13 (2)	2,435	2,431,956
Chukchansi EDA, Sr. Notes, Variable Rate, 8.877%, 11/15/12 (2)	3,320	3,423,750
Eldorado Casino Shreveport (PIK), 10.00%, 8/1/12	990	964,772
Galaxy Entertainment Finance, 9.875%, 12/15/12 (2)	5,505	5,986,687
Galaxy Entertainment Finance, Variable Rate, 10.354%, 12/15/10 (2)	2,800	2,989,000
Greektown Holdings, LLC, Sr. Notes, 10.75%, 12/1/13 (2)	2,385	2,563,875
Inn of the Mountain Gods, Sr. Notes, 12.00%, 11/15/10	4,945	5,414,775
Las Vegas Sands Corp., 6.375%, 2/15/15	3,340	3,264,850
Majestic HoldCo, LLC, 12.50%, (0.00% until 2008) 10/15/11 (2)	1,620	1,097,550
Majestic Star Casino, LLC, 9.50%, 10/15/10	3,005	3,155,250
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 8.00%, 4/1/12	1,570	1,638,687

OED Corp./Diamond Jo, LLC, 8.75%, 4/15/12	$5,725	$5,696,375
Pokagon Gaming Authority, Sr. Notes, 10.375%, 6/15/14 (2)	420	463,050
San Pasqual Casino, 8.00%, 9/15/13 (2)	3,740	3,833,500
Station Casinos, Inc., 7.75%, 8/15/16	1,465	1,501,625
Station Casinos, Inc., Sr. Notes, 6.00%, 4/1/12	1,100	1,046,375
Trump Entertainment Resorts, Inc., 8.50%, 6/1/15	15,550	15,472,250
Tunica-Biloxi Gaming Authority, Sr. Notes, 9.00%, 11/15/15 (2)	3,605	3,767,225
Turning Stone Resort Casinos, Sr. Notes, 9.125%, 9/15/14 (2)	875	904,531
Waterford Gaming, LLC, Sr. Notes, 8.625%, 9/15/12 (2)	9,837	10,476,405
		$80,596,200
Healthcare — 5.5%
Accellent, Inc., 10.50%, 12/1/13	$2,910	$3,040,950
AMR HoldCo, Inc./EmCare HoldCo, Inc., Sr. Sub. Notes, 10.00%, 2/15/15	4,860	5,333,850
CDRV Investors, Inc., Sr. Disc. Notes, 9.625%, (0.00% until 2010) 1/1/15	2,975	2,387,438
CDRV Investors, Inc., Sr. Notes, Variable Rate, 9.86%, 12/1/11	3,180	3,140,250
HCA, Inc., 8.75%, 9/1/10	1,545	1,614,525
HCA, Inc., 9.25%, 11/15/16 (2)	7,090	7,550,850
Inverness Medical Innovations, Inc., Sr. Sub. Notes, 8.75%, 2/15/12	4,780	5,054,850
Multiplan, Inc., Sr. Sub. Notes, 10.375%, 4/15/16 (2)	4,400	4,444,000
National Mentor Holdings, Inc., Sr. Sub. Notes, 11.25%, 7/1/14 (2)	2,230	2,425,125
Res-Care, Inc., Sr. Notes, 7.75%, 10/15/13	2,370	2,417,400
Service Corp. International, Sr. Notes, 7.00%, 6/15/17	1,240	1,233,800
Triad Hospitals, Inc., Sr. Notes, 7.00%, 5/15/12	4,900	5,047,000
US Oncology, Inc., 9.00%, 8/15/12	2,665	2,838,225
US Oncology, Inc., 10.75%, 8/15/14	6,350	7,080,250
Vanguard Health Holdings Co., LLC, Sr. Disc. Notes, Variable Rate, 11.25%, (0.00% until 2009), 10/1/15	1,280	1,033,600
VWR International, Inc., Sr. Sub. Notes, 8.00%, 4/15/14	6,215	6,354,838
		$60,996,951
Homebuilders/Real Estate — 0.1%
Stanley-Martin Co., 9.75%, 8/15/15	$955	$845,175
		$845,175
Leisure — 2.7%
HRP Myrtle Beach Capital Corp., Sr. Notes, (PIK), 14.50%, 4/1/14 (2)	$2,644	$2,749,534
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., 12.50%, 4/1/13 (2)	2,315	2,326,575
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Variable Rate, 10.12%, 4/1/12 (2)	3,985	4,004,925

Universal City Developement Partners, Sr. Notes, 10.121%, 4/1/10	$10,675	$11,435,594
Universal City Florida Holdings, Sr. Notes, Variable Rate, 10.121%, 5/1/10	9,385	9,736,938
		$30,253,566
Metals/Mining — 1.9%
Aleris International, Inc., Sr. Notes, 9.00%, 12/15/14 (2)	$2,560	$2,668,800
Aleris International, Inc., Sr. Sub. Notes, 10.00%, 12/15/16 (2)	5,660	5,886,400
Alpha Natural Resources, Sr. Notes, 10.00%, 6/1/12	1,665	1,810,688
FMG Finance PTY, Ltd., Variable Rate, 9.369%, 9/1/11	1,920	1,972,800
FMG Finance PTY, Ltd., Variable Rate, 10.625%, 9/1/16 (2)	3,270	3,621,525
Novelis, Inc., 7.25%, 2/15/15	5,460	5,623,800
		$21,584,013
Paper — 2.1%
Georgia-Pacific Corp., 9.50%, 12/1/11	$510	$563,550
Jefferson Smurfit Corp., 7.50%, 6/1/13	887	860,390
JSG Funding PLC, Sr. Notes, 9.625%, 10/1/12	7,995	8,534,663
NewPage Corp., 10.00%, 5/1/12	6,125	6,706,875
NewPage Corp., Variable Rate, 11.621%, 5/1/12	1,655	1,820,500
Smurfit-Stone Container Corp., Sr. Notes, 9.75%, 2/1/11	425	440,938
Stone Container Corp., 7.375%, 7/15/14	4,415	4,238,400
		$23,165,316
Publishing/Printing — 0.8%
American Media Operations, Inc., Series B, 10.25%, 5/1/09	$2,624	$2,525,600
CBD Media, Inc., Sr. Sub. Notes, 8.625%, 6/1/11	1,615	1,671,525
Dex Media West, LLC, Sr. Sub. Notes, 9.875%, 8/15/13	740	808,450
Idearc, Inc., Sr. Notes, 8.00%, 11/15/16 (2)	2,575	2,629,719
MediaNews Group, Inc., Sr. Sub. Notes, 6.875%, 10/1/13	1,135	1,038,525
		$8,673,819
Railroad — 0.9%
Kansas City Southern Railway Co., 9.50%, 10/1/08	$1,095	$1,152,488
TFM SA de C.V., Sr. Notes, 9.375%, 5/1/12	6,050	6,488,625
TFM SA de C.V., Sr. Notes, 12.50%, 6/15/12	1,830	1,985,550
		$9,626,663
Restaurants — 0.9%
EL Pollo Loco, Inc., 11.75%, 11/15/13	$4,315	$4,703,350
NPC International, Inc., 9.50%, 5/1/14	4,045	4,186,575
Sbarro, Inc., Sr. Notes, 10.375%, 2/1/15 (2)	1,070	1,096,750
		$9,986,675
Services — 4.8%
Aramark Corp., Sr. Notes, 8.50%, 2/1/15 (2)	$3,165	$3,255,994
Aramark Corp., Sr. Notes, Variable Rate, 8.86%, 2/1/15 (2)	1,690	1,732,250

Education Management, LLC, 8.75%, 6/1/14	$3,235	$3,412,925
Education Management, LLC, 10.25%, 6/1/16	4,495	4,854,600
Hertz Corp., 8.875%, 1/1/14	6,240	6,661,200
Hydrochem Industrial Services, Inc., Sr. Sub Notes, 9.25%, 2/15/13 (2)	1,220	1,250,500
Knowledge Learning Center, Sr. Sub. Notes, 7.75%, 2/1/15 (2)	2,545	2,487,738
Medimedia USA, Inc., Sr. Sub Notes, 11.375%, 11/15/14 (2)	650	684,125
Muzak, LLC / Muzak Finance, Sr. Notes, 10.00%, 2/15/09	2,640	2,557,500
Norcross Safety Products, LLC/Norcross Capital Corp., Sr. Sub. Notes, Series B, 9.875%, 8/15/11	5,555	5,943,850
Rental Service Corp., 9.50%, 12/1/14 (2)	1,070	1,123,500
Sabre Holdings Corp., 7.35%, 8/1/11	7,710	7,505,662
Safety Products Holdings, Inc. Sr. Notes (PIK), 11.75%, 1/1/12 (2)(4)	4,669	4,997,306
United Rentals North America, Inc., 6.50%, 2/15/12	1,460	1,445,400
West Corp., Sr. Notes, 9.50%, 10/15/14 (2)	6,050	6,155,875
		$54,068,425
Steel — 0.8%
Ispat Inland ULC, Sr. Notes, 9.75%, 4/1/14	$2,915	$3,255,836
RathGibson, Inc., 11.25%, 2/15/14	5,020	5,346,300
		$8,602,136
Super Retail — 5.0%
Bon-Ton Department Stores, Inc., 10.25%, 3/15/14	$2,595	$2,698,800
GameStop Corp., 8.00%, 10/1/12	15,065	16,006,563
GameStop Corp., Variable Rate, 9.235%, 10/1/11	4,515	4,706,888
General Nutrition Centers, Inc., 8.625%, 1/15/11	940	996,400
General Nutrition Centers, Inc., Sr. Sub. Notes, 8.50%, 12/1/10	2,355	2,455,088
GNC Parent Corp., 12.14%, 12/1/11 (2)	5,405	5,540,125
Michaels Stores, Inc., Sr. Notes, 10.00%, 11/1/14 (2)	6,880	7,378,800
Michaels Stores, Inc., Sr. Sub. Notes, 11.375%, 11/1/16 (2)	1,510	1,638,350
Neiman Marcus Group, Inc., 9.00%, 10/15/15	5,790	6,369,000
Neiman Marcus Group, Inc., 10.375%, 10/15/15	3,395	3,810,888
Sally Holdings, LLC, Sr. Notes, 9.25%, 11/15/14 (2)	1,075	1,108,594
Toys “R” Us, 7.375%, 10/15/18	3,590	3,060,475
		$55,769,971
Technology — 2.3%
Activant Solutions, Inc., Sr. Sub. Notes, 9.50%, 5/1/16 (2)	$1,130	$1,101,750
Avago Technologies Finance, Sr. Notes, 10.375%, 12/1/13 (2)	1,555	1,656,075
Avago Technologies Finance, Sr. Sub. Notes, 11.875%, 12/1/15 (2)	850	935,000
CPI Holdco, Inc., Sr. Notes, Variable Rate, 11.298%, 2/1/15	1,545	1,581,326
Freescale Semiconductor, Sr. Notes, 9.125%, 12/15/14 (2)	1,075	1,073,656
Open Solutions, Inc., Sr. Sub. Notes, 9.75%, 2/1/15 (2)	645	661,125
Sungard Data Systems, Inc., 9.125%, 8/15/13	3,375	3,569,063

Sungard Data Systems, Inc., Variable Rate, 9.973%, 8/15/13	$1,170	$1,225,575
UGS Corp., 10.00%, 6/1/12	12,660	13,926,000
		$25,729,570
Telecommunications — 5.3%
Centennial Cellular Operating Co. / Centennial Communication Corp., Sr. Notes, 10.125%, 6/15/13	$4,105	$4,448,794
Digicel Ltd., Sr. Notes, 9.25%, 9/1/12 (2)	3,475	3,735,625
Intelsat Bermuda Ltd., 9.25%, 6/15/16 (2)	3,770	4,156,425
Intelsat Ltd., Sr. Notes, 5.25%, 11/1/08	15,905	15,586,900
IWO Holdings, Inc., 14.00%, 1/15/11 (3)	7,490	0
Level 3 Financing, Inc., Sr. Notes, 9.25%, 11/1/14 (2)	2,665	2,738,288
Qwest Capital Funding, Inc., 7.00%, 8/3/09	1,265	1,293,463
Qwest Communications International, Inc., 7.50%, 2/15/14	7,810	8,102,875
Qwest Communications International, Inc., Sr. Notes, 7.50%, 11/1/08	710	724,200
Qwest Corp., Sr. Notes, 7.625%, 6/15/15	2,510	2,701,388
Qwest Corp., Sr. Notes, Variable Rate, 8.61%, 6/15/13	685	750,075
Rogers Wireless, Inc., Sr. Sub. Notes, 8.00%, 12/15/12	380	401,850
Rogers Wireless, Inc., Variable Rate, 8.485%, 12/15/10	3,870	3,957,075
U.S. West Communications, Debs., 7.20%, 11/10/26	585	590,850
UbiquiTel Operating Co., Sr. Notes, 9.875%, 3/1/11	5,915	6,359,495
Windstream Corp., 8.125%, 8/1/13	3,325	3,595,156
		$59,142,459
Textiles/Apparel — 3.9%
Hanesbrands, Inc., Sr. Notes, Variable Rate, 8.735%, 12/15/14 (2)	$4,715	$4,868,238
Levi Strauss & Co., Sr. Notes, 8.875%, 4/1/16	4,935	5,181,750
Levi Strauss & Co., Sr. Notes, 9.75%, 1/15/15	1,640	1,779,400
Levi Strauss & Co., Sr. Notes, 12.25%, 12/15/12	11,260	12,512,675
Levi Strauss & Co., Sr. Notes, Variable Rate, 10.11%, 4/1/12	5,320	5,479,600
Oxford Industries, Inc., Sr. Notes, 8.875%, 6/1/11	8,555	8,897,200
Perry Ellis International, Inc., Sr. Sub. Notes, 8.875%, 9/15/13	3,650	3,741,250
Phillips Van-Heusen, Sr. Notes, 7.25%, 2/15/11	1,350	1,383,750
		$43,843,863
Transportation Ex Air/Rail — 0.4%
H-Lines Finance Holding Corp., Sr. Disc. Notes, 11.00%, (0.00% until 2008) 4/1/13	$1,785	$1,664,513
Horizon Lines, LLC, 9.00%, 11/1/12	2,837	3,000,128
		$4,664,641
Utilities — 3.2%
AES Corp., Sr. Notes, 8.75%, 5/15/13 (2)	$2,030	$2,174,638
AES Corp., Sr. Notes, 8.875%, 2/15/11	457	491,275
AES Corp., Sr. Notes, 9.00%, 5/15/15 (2)	1,585	1,703,875
AES Eastern Energy, Series 99-A, 9.00%, 1/2/17	2,399	2,675,851
Dynegy Holdings, Inc., 8.375%, 5/1/16	2,320	2,465,000

Mission Energy Holding Co., 13.50%, 7/15/08	$3,895	$4,289,369
NGC Corp., 7.625%, 10/15/26	3,205	3,124,875
NRG Energy, Inc., 7.25%, 2/1/14	1,550	1,557,750
NRG Energy, Inc., 7.375%, 1/15/17	5,370	5,383,425
NRG Energy, Inc., Sr. Notes, 7.375%, 2/1/16	2,145	2,153,044
Orion Power Holdings, Inc., Sr. Notes, 12.00%, 5/1/10	6,490	7,479,725
Reliant Energy, Inc., 9.25%, 7/15/10	1,875	1,978,125
		$35,476,952
Total Corporate Bonds & Notes (identified cost $932,899,759)		$973,187,051

Convertible Bonds — 0.5%

Security	Principal Amount (000’s omitted)	Value
L-3 Communications Corp., 3.00%, 8/1/35 (2)	$3,890	$4,055,325
XM Satellite Radio Holdings, Inc., 1.75%, 12/1/09	1,755	1,496,138
Total Convertible Bonds (identified cost, $5,672,764)		$5,551,463

Common Stocks — 1.0%

Security	Shares	Value
Gaming — 0.7%
Shreveport Gaming Holdings, Inc. (4)(5)	6,014	$107,350
Trump Entertainment Resorts, Inc. (5)	409,960	7,280,889
		$7,388,239
Healthcare — 0.3%
Triad Hospitals, Inc. (5)	38,152	$1,621,460
Universal Health Services, Inc., Class B (5)	35,000	2,027,550
		$3,649,010
Leisure — 0.0%
HRP, Class B (5)	2,375	$24
		$24
Total Common Stocks (identified cost $8,543,689)		$11,037,273

Convertible Preferred Stocks — 1.3%

Security	Shares	Value
Energy — 0.6%
Chesapeake Energy Corp., 4.50%	61,160	$5,855,458
Chesapeake Energy Corp., 5.00% (2)	14,401	1,479,703
		$7,335,161

Telecommunications — 0.7%
Crown Castle International Corp., (PIK)	138,027	$7,729,512
		$7,729,512
Total Convertible Preferred Stocks (identified cost $13,591,828)		$15,064,673

Miscellaneous — 0.0%

Security	Shares	Value
Utilities — 0.0%
Mirant Corp., Escrow Certificate (2)	1,440,000	$26,640
Mirant Corp., Escrow Certificate (6)	3,200,000	50,080
		$76,720
Total Miscellaneous (identified cost $0)		$76,720

Warrants — 0.3%

Security	Shares	Value
Consumer Products — 0.0%
HF Holdings, Inc., Exp. 9/27/09 (4)(5)	13,600	$0
		$0
Gaming — 0.0%
Peninsula Gaming LLC, Convertible Preferred Membership Interests, Exp. 9/27/09 (4)(5)(6)	25,351	$152,107
		$152,107
Telecommunications — 0.3%
American Tower Corp., Exp. 8/1/08 (2)(5)	5,070	$2,841,735
		$2,841,735
Total Warrants (identified cost $1,070,114)		$2,993,842

Short-Term Investments — 1.5%

Description	Interest (000’s omitted)	Value
Investment in Cash Management Portfolio, 4.73% (7)	$17,362	$17,362,301
Total Short-Term Investments (at amortized cost, $17,362,301)		$17,362,301
Total Investments — 97.0% (identified cost $1,036,180,286)		$1,082,944,746
Other Assets, Less Liabilities — 3.0%		$33,506,217
Net Assets — 100.0%		$1,116,450,963

PIK	—	Payment In Kind.

Note: The Portfolio has made commitments to fund specified amounts under certain existing credit arrangements. Pursuant to the terms of these arrangements, the Portfolio had unfunded loan commitments of $26,420,000 as of January 31, 2007.

(1)

Senior floating-rate loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2007, the aggregate value of the securities is $248,674,416 or 22.3% of the Fund’s net assets.

(3)	Defaulted security.
(4)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(5)	Non-income producing security.
(6)	Restricted security.
(7)

Affiliated investment investing in high quality, U.S. Dollar denominated money market instruments, and that is available to Eaton Vance portfolios and funds. The rate shown is the annualized seven-day yield as of January 31, 2007.

The cost and unrealized appreciation (depreciation) in value of the investments owned at January 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$1,039,312,084
Gross unrealized appreciation	$51,033,085
Gross unrealized depreciation	(7,400,423)
Net unrealized appreciation	$43,632,662

Restricted Securities

At January 31, 2007, the Portfolio owned the following security (representing less than 0.1% of net assets) which was restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to this security. The fair value of this security is determined based on valuations provided by brokers when available, or if not available, it is valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares/Face	Cost		Fair Value
Warrants
Mirant Corp., Escrow Certificate	1/05/07	3,200,000	$0	(1)	$50,080
Peninsula Gaming LLC, Convertible Preferred Membership Interests, Exp. 9/27/09	7/08/99	25,351	$0	(1)	$152,107
Total Restricted Securities			$0		$202,187

(1)          Less than $0.50.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

High Income Portfolio

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	March 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	March 24, 2007

By:	/s/ Dan A. Maalouly
Dan A. Maalouly
Treasurer

Date:	March 24, 2007